Other Financial Liabilities - Maturity analysis of derivative financial instruments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 583,600
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	541,600
Foreign currency forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	42,000
1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	562,000
1 Year | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	520,000
1 Year | Foreign currency forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	42,000
2 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
2 Years | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
2 Years | Foreign currency forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
3 Years | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
3 Years | Foreign currency forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
4 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
4 Years | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
4 Years | Foreign currency forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
5 Years | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,800
5 Years | Foreign currency forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	6,200
Thereafter | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	6,200
Thereafter | Foreign currency forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0